Stockholders' Equity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 15, 2017	Jun. 30, 2016	Mar. 17, 2016
Sale of Stock, Description of Transaction		Company issued 1,230 shares of common stock to a consultant
Shares, Issued		1,230
Sale of Stock, Price Per Share		$ 6.10
Common Stock, Shares, Issued	4,570,199	3,133,789	3,119,537	3,153,801	3,133,789
Common Stock, Shares, Outstanding	4,570,199	3,133,789	3,119,537	3,153,801	3,133,789	6,229,710
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000		10,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred Stock, Shares Issued	0	0	0		0
Preferred Stock, Shares Outstanding	0	0	0		0
Allocated Share-based Compensation Expense		$ 345,759	$ 518,438
Capitalized share-based compensation cost		0	0
Recognized tax benefits		$ 0	$ 0
Common Stock, Shares Authorized	7,500,000	7,500,000	7,500,000	7,500,000
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001	$ 0.001
In March 2015
Sale of Stock, Description of Transaction		Company issued 5,000 shares of stock to a director
Shares, Issued		5,000
In August 2015
Sale of Stock, Description of Transaction		Company issued to Mr. Fisher 1,250 shares of common stock
Shares, Issued		1,250
In November 2015
Sale of Stock, Description of Transaction		Company issued 313 shares of common stock to an employee
Shares, Issued		313
Sale of Stock, Price Per Share		$ 13.00
Effective March 17
Sale of Stock, Description of Transaction		As a result of the Reverse Stock Split, the number of issued and outstanding shares of our common stock decreased from 311,484,918 pre-Reverse Stock Split shares to 3,114,855 post-Reverse Stock Split shares
In February 2016
Sale of Stock, Description of Transaction		Company issued 313 shares of common stock to a new employee
Sale of Stock, Price Per Share		$ 9.64
In March 2016
Sale of Stock, Description of Transaction		Company issued 1,540 shares of common stock to a consultant
Shares, Issued		1,540
Sale of Stock, Price Per Share		$ 9.74
In April 2016
Sale of Stock, Description of Transaction		Company issued 1,764 shares of common stock to a consultant
Shares, Issued		1,764
Sale of Stock, Price Per Share		$ 8.50
In June 2016
Sale of Stock, Description of Transaction		Company issued 1,257 shares of common stock to a consultant
Shares, Issued		1,257
Sale of Stock, Price Per Share		$ 5.964
In July 2016
Sale of Stock, Description of Transaction		Company issued 2,083 shares of common stock to a consultant
Shares, Issued		2,083
Sale of Stock, Price Per Share		$ 6.00
July 2016
Sale of Stock, Description of Transaction		Company issued 15,500 shares of common stock to an employee
Shares, Issued		15,500
Sale of Stock, Price Per Share		$ 5.92
On April 28, 2016
Sale of Stock, Description of Transaction		Company's Amended and Restated Articles of Incorporation were amended to increase the number of authorized shares of the Company's common stock from 3,750,000 to 7,500,000 shares of common stock
During July 2014
Sale of Stock, Description of Transaction		Company issued to three employees an aggregate of 30,000 shares of the Company’s common stock
Shares, Issued		30,000
Sale of Stock, Price Per Share		$ 25.80
In November 2014
Sale of Stock, Description of Transaction		Company issued 7,500 shares of stock to a director
Shares, Issued		7,500
Sale of Stock, Price Per Share		$ 18.80
March 2015
Sale of Stock, Description of Transaction		Company issued 5,000 shares of stock to a director
Shares, Issued		5,000
Sale of Stock, Price Per Share		$ 10.60
August 2015
Sale of Stock, Description of Transaction		Company issued 1,250 shares of stock to an employee
Shares, Issued		1,250
Sale of Stock, Price Per Share		$ 11.80
During 2016
Sale of Stock, Description of Transaction		Company granted a total of 73,688 options to 10 employees
During 2015
Sale of Stock, Description of Transaction		Company granted a total of 28,438 options to three employees
In January, 2017
Stock Issued During Period, Shares, Other	20,000
In February, 2017
Stock Issued During Period, Shares, Other	5,232